Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
Value Added Tax (VAT)	€1,072,002	€820,780
Research and development tax credit	800,000	600,000
Advances payments to suppliers	35,401	58,009
Other current assets	180,709	21,987
Other prepaids	648,996	18,247
Total	€2,737,108	€1,519,023